Related Party Transactions (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Semgroup [Member]
Related Party Transactions (Textual) [Abstract]
Direct employee expenses	$ 34,000,000	$ 13,500,000	$ 12,100,000
Allocated expenses	10,700,000	7,300,000	6,400,000
NGL Energy [Member]
Related Party Transactions (Textual) [Abstract]
Revenue	400,300,000	693,200,000	362,700,000
Purchases of inventory	437,000,000	669,400,000	328,600,000
Reimbursement of expense from a related party Transaction	168,000	182,000	0
Sem Gas [Member]
Related Party Transactions (Textual) [Abstract]
Purchases of inventory	37,900,000	24,000,000	10,600,000
White Cliffs Pipeline L L C [Member]
Related Party Transactions (Textual) [Abstract]
Revenue	2,900,000	2,900,000	2,500,000
Expenses from transactions with related party	3,900,000
Glass Mountain Pipeline Llc [Member]
Related Party Transactions (Textual) [Abstract]
Expenses from transactions with related party	800,000
Reimbursement of expense from a related party Transaction	500,000
Conner and Winters [Member]
Related Party Transactions (Textual) [Abstract]
Legal fees and related expenses	100,000	400,000	600,000
White Cliffs Pipeline L L C [Member] | Conner and Winters [Member]
Related Party Transactions (Textual) [Abstract]
Legal fees and related expenses	$ 100,000	$ 200,000